                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-8246

Exact name of registrant as specified in charter:
Delaware Investments Global Dividend and Income Fund, Inc.

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:  November 30

Date of reporting period:  May 31, 2004

Item 1.  Reports to Stockholders


                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)
CLOSED END





SEMIANNUAL REPORT MAY 31, 2004
--------------------------------------------------------------------------------
                         DELAWARE INVESTMENTS
                         GLOBAL DIVIDEND AND INCOME FUND, INC.



[LOGO OMITTED] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

---------------------------------------------------------
FINANCIAL STATEMENTS:

    Statement of Net Assets                             1

    Statement of Operations                             7

    Statements of Changes in Net Assets                 8

    Statement of Cash Flows                             9

    Financial Highlights                               10

    Notes to Financial Statements                      11
---------------------------------------------------------


Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, and Delaware International Advisers Ltd., which are both registered investment advisors.

(C) 2004 Delaware Distributors, L.P.

STATEMENT             DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  OF NET ASSETS       May 31, 2004 (Unaudited)


                                                       Number of        Market
                                                        Shares      Value (U.S.$)

COMMON STOCK - 73.00%
Automobiles & Automotive Parts - 1.96%
   General Motors                                         10,200     $   462,978
   GKN                                                    75,215         315,798
   Goodrich (B.F.)                                        23,500         658,705
                                                                     -----------
                                                                       1,437,481
                                                                     -----------
Banking, Finance & Insurance - 15.18%
  *American Home Mortgage Investment                      28,000         714,000
   Aviva                                                  62,582         611,569
   Banca Intesa                                          122,699         440,511
   Banco Santander Central Hispano                        39,771         422,042
   Bank of America                                         8,300         689,979
+++Fieldstone Investments 144A                            25,000         431,250
   Friedman Billings Ramsey Group Class A                 25,940         505,830
   HBOS                                                   54,179         709,248
   ING Groep NV                                           27,494         620,453
   J.P. Morgan Chase                                      14,500         534,180
   Lloyds TSB Group                                       87,256         689,112
   MBNA                                                   36,400         924,560
   Mellon Financial                                       20,700         609,408
   Morgan Stanley                                         15,800         845,458
   National Australia Bank                                27,457         589,759
   Overseas Chinese Banking                               41,000         289,284
   Societe Generale Class A                                5,887         498,910
 ++Sunset Financial Resources                             31,200         325,416
   Wells Fargo                                            11,400         670,320
                                                                     -----------
                                                                      11,121,289
                                                                     -----------
Building & Materials - 1.29%
   Compagnie de Saint Gobain                              12,800         644,768
   Wharf Holdings                                        106,000         299,208
                                                                     -----------
                                                                         943,976
                                                                     -----------
Cable, Media & Publishing - 0.05%
 ++XM Satellite Radio Class A                              1,500          37,770
                                                                     -----------
                                                                          37,770
                                                                     -----------
Chemicals - 2.78%
   Bayer                                                  22,875         651,975
   BOC Group                                              10,290         167,626
   Dow Chemical                                           25,500       1,017,451
   Orica                                                  19,167         200,376
                                                                     -----------
                                                                       2,037,428
                                                                     -----------
Computers & Technology - 1.69%
 ++Intuit                                                 15,700         615,126
   Pitney Bowes                                           14,100         625,053
                                                                     -----------
                                                                       1,240,179
                                                                     -----------
Consumer Products - 0.62%
   Procter & Gamble                                        4,200         452,844
                                                                     -----------
                                                                         452,844
                                                                     -----------
Electronics & Electrical Equipment - 2.26%
   Emerson Electric                                       10,000         597,000
   General Electric                                       20,100         625,512
   Hong Kong Electric                                    103,000         430,824
                                                                     -----------
                                                                       1,653,336
                                                                     -----------
Energy - 5.51%
   BP Amoco                                               51,154         449,011
   ChevronTexaco                                           8,300         750,320
   Exxon Mobil                                            11,800         510,350
   Kerr-McGee                                             11,600         571,300

                                                       Number of        Market
                                                        Shares      Value (U.S.$)


COMMON STOCK (continued)
Energy (continued)
 ++Petroleum Geo-Services ADR                                397     $    14,611
   Royal Dutch Petroleum                                  13,709         686,371
   Sasol                                                  27,194         412,606
   Total                                                   3,440         645,656
                                                                     -----------
                                                                       4,040,225
                                                                     -----------
Food, Beverage & Tobacco - 4.94%
    Anheuser-Busch                                        15,500         825,685
    Foster's Group                                       191,687         623,753
    General Mills                                         14,300         658,515
    Kellogg                                               14,500         614,800
    Mitchells & Butlers                                   29,029         137,715
    PepsiCo                                               14,200         757,854
                                                                     -----------
                                                                       3,618,322
                                                                     -----------
Healthcare & Pharmaceuticals - 5.54%
   Abbott Laboratories                                    12,500         515,125
   Eisai                                                   9,400         244,090
   GlaxoSmithKline                                        34,722         727,646
 ++Hospira                                                 1,250          32,050
   Merck & Co.                                            10,400         491,920
   Pfizer                                                 17,200         607,848
   Takeda Chemical Industries                              9,400         390,373
 ++Tenet Healthcare                                       54,700         652,024
   Wyeth                                                  11,000         396,000
                                                                     -----------
                                                                       4,057,076
                                                                     -----------
Industrial Machinery - 0.38%
   Brambles Industries                                    71,495         277,240
                                                                     -----------
                                                                         277,240
                                                                     -----------
Investment Companies - 0.80%
  *Gladstone Capital                                      29,200         586,920
                                                                     -----------
                                                                         586,920
                                                                     -----------
Leisure, Lodging & Entertainment - 0.54%
   Intercontinental Hotels Group                          41,125         393,968
                                                                     -----------
                                                                         393,968
                                                                     -----------
Metals & Mining - 0.62%
   Rio Tinto                                              18,880         453,464
                                                                     -----------
                                                                         453,464
                                                                     -----------
Paper & Forest Products - 2.40%
   Amcor                                                  78,646         366,475
   International Paper                                    16,400         687,652
   UPM-Kymmene Oyj                                        13,900         249,518
   Weyerhaeuser                                            7,500         453,600
                                                                     -----------
                                                                       1,757,245
                                                                     -----------
Real Estate - 13.58%
   AMB Property                                           18,300         604,815
   Apartment Investment & Management                      14,500         418,760
   BRE Properties Class A                                 11,100         384,060
   Camden Property Trust                                   4,400         205,524
   Duke Realty                                            26,000         841,360
   General Growth Properties                              73,110       2,147,972
   Liberty Property Trust                                 21,042         839,365
+++Medical Properties Trust 144A                           9,400          94,000
   Pan Pacific Retail Properties                          17,600         809,600
   Prentiss Properties Trust                              21,308         703,164
   Ramco-Gershenson Properties                            31,300         757,460
   Reckson Associates Realty                              25,000         650,500

STATEMENT             DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)

                                                       Number of        Market
                                                        Shares      Value (U.S.$)
COMMON STOCK (continued)
Real Estate (continued)
   Simon Property Group                                    8,000     $   412,560
   Starwood Hotels & Resorts Worldwide                    21,700         915,306
   Sun Communities                                         4,400         162,712
                                                                      ----------
                                                                       9,947,158
                                                                      ----------
Retail - 2.45%
   Boots                                                  44,819         541,523
   Coles Myer                                             91,055         551,653
   GUS                                                    43,481         646,531
*++Kmart Holdings                                          1,053          55,230
                                                                      ----------
                                                                       1,794,937
                                                                      ----------
Technology/Semiconductors - 0.89%
   Intel                                                  22,900         653,795
                                                                      ----------
                                                                         653,795
                                                                      ----------
Telecommunications - 3.95%
   Alltel                                                 19,600         992,348
   Telecom Corporation of New Zealand                    189,000         660,295
   Telefonica                                             45,877         665,551
   Telstra                                               172,136         576,102
                                                                      ----------
                                                                       2,894,296
                                                                      ----------
Transportation & Shipping - 0.33%
   West Japan Railway                                         63         244,533
                                                                      ----------
                                                                         244,533
                                                                      ----------
Utilities - 5.24%
   BG Group                                               66,367         404,892
   Dominion Resources                                      8,900         560,433
   Electrabel                                              1,376         448,473
   FPL Group                                              13,100         835,125
   Hong Kong & China Gas                                 104,000         164,128
   Iberdrola                                              29,226         589,588
   RWE                                                    19,081         837,662
                                                                      ----------
                                                                       3,840,301
                                                                      ----------
TOTAL COMMON STOCK (cost $43,738,588)                                 53,483,783
                                                                      ----------
CONVERTIBLE PREFERRED STOCK - 2.31%
Aerospace & Defense - 0.55%
   Northrop Grumman 7.25%                                  3,850         400,785
                                                                      ----------
                                                                         400,785
                                                                      ----------
Banking, Finance & Insurance - 0.74%
   Chubb 7.00%                                             4,000         111,160
   Travelers Property Casualty 4.50%                      12,000         286,320
   XL Capital 6.50%                                        6,000         150,240
                                                                      ----------
                                                                         547,720
                                                                      ----------
Environmental Services - 0.39%
   Allied Waste Industries 6.25%                           4,000         288,760
                                                                      ----------
                                                                         288,760
                                                                      ----------
Telecommunications - 0.63%
   Lucent Technologies Capital Trust I 7.75%                 400         458,676
                                                                      ----------
                                                                         458,676
                                                                      ----------
TOTAL CONVERTIBLE PREFERRED STOCK
   (cost $1,661,000)                                                   1,695,941
                                                                      ----------

                                                       Number of        Market
                                                        Shares      Value (U.S.$)
PREFERRED STOCK - 3.52%
Leisure, Lodging & Entertainment - 0.54%
   WestCoast Hospitality Capital Trust 9.50%              15,700      $  396,896
                                                                      ----------
                                                                         396,896
                                                                      ----------
Metals & Mining - 0.01%
 ++Weirton Steel                                           8,550           5,729
                                                                      ----------
                                                                           5,729
                                                                      ----------
Real Estate - 2.36%
   Equity Inns Series B 8.75%                             10,000         250,000
   LaSalle Hotel Properties 10.25%                        23,500         629,564
   Ramco-Gershenson Properties 9.50%                      11,500         305,038
   SL Green Realty 7.625%                                 22,000         541,750
                                                                      ----------
                                                                       1,726,352
                                                                      ----------
Utilities - 0.61%
   Public Service Enterprise Group 10.25%                  6,800         392,700
   TNP Enterprises PIK 14.50%                                468          54,185
                                                                      ----------
                                                                         446,885
                                                                      ----------
TOTAL PREFERRED STOCK (cost $2,520,930)                                2,575,862
                                                                      ----------


                                                       Principal
                                                       Amount***
CONVERTIBLE BONDS - 3.48%
Computers & Technology - 0.37%
  +Mercury Interactive 144A
      4.75% 7/1/07                               USD     275,000         272,250
                                                                   -------------
                                                                         272,250
                                                                   -------------
Leisure, Lodging & Entertainment - 0.20%
 *+Regal Entertainment Group 144A
      3.75% 5/15/08                              USD     130,000         149,825
                                                                   -------------
                                                                         149,825
                                                                   -------------
Miscellaneous - 0.19%
  +Tyco International Group 144A
      2.75% 1/15/18                              USD     100,000         142,500
                                                                   -------------
                                                                         142,500
                                                                   -------------
Real Estate - 0.49%
   Meristar Hospitality 9.50% 4/1/10             USD     300,000         359,625
                                                                   -------------
                                                                         359,625
                                                                   -------------
Retail - 1.24%
  +Gap 144A 5.75% 3/15/09                        USD     500,000         778,750
  +Saks 144A 2.00% 3/15/24                       USD     125,000         126,406
                                                                   -------------
                                                                         905,156
                                                                   -------------
Telecommunications - 0.62%
  +Nextel Partners 144A
      1.50% 11/15/08                             USD     200,000         452,250
                                                                   -------------
                                                                         452,250
                                                                   -------------
Transportation & Shipping - 0.07%
  +ExpressJet Holdings 144A
      4.25% 8/1/23                               USD      50,000          48,250
                                                                   -------------
                                                                          48,250
                                                                   -------------
Utilities - 0.30%
  +Centerpoint Energy 144A
      3.75% 5/15/23                              USD     200,000         221,000
                                                                   -------------
                                                                         221,000
                                                                   -------------
TOTAL CONVERTIBLE BONDS (cost $1,879,663)                              2,550,856
                                                                   -------------

STATEMENT             DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)

                                                                Principal             Market
                                                                Amount***         Value (U.S.$)
BONDS - 41.53%
Aerospace & Defense - 0.10%
   Armor Holdings 8.25% 8/15/13                     USD             70,000           $   75,075
                                                                                     ----------
                                                                                         75,075
                                                                                     ----------
Agency - 1.57%
   Fannie Mae Global 2.125% 10/9/07                 JPY        120,000,000            1,147,602
                                                                                     ----------
                                                                                      1,147,602
                                                                                     ----------
Automobiles & Automotive Parts - 0.22%
 #+Advanced Accessory Holdings 144A
         13.25% 12/15/11                            USD            130,000               69,550
   Advanced Accessory Systems
         10.75% 6/15/11                             USD             40,000               40,400
  *Collins & Aikman Products
         11.50% 4/15/06                             USD             50,000               48,750
                                                                                     ----------
                                                                                        158,700
                                                                                     ----------
Banking, Finance & Insurance - 2.70%
   BF Saul 7.50% 3/1/14                             USD             25,000               24,688
  *Bluewater Finance 10.25% 2/15/12                 USD             60,000               61,800
  +Farmers Exchange Capital 144A
         7.20% 7/15/48                              USD             70,000               65,240
  +LaBranche 144A 11.00% 5/15/12                    USD             80,000               82,000
   Oesterreichische Kontrollbank
         1.80% 3/22/10                              JPY        150,000,000            1,439,145
  ^SL Finance 6.375% 7/12/22                        EUR             80,000              104,528
   Stena 9.625% 12/1/12                             USD             90,000              101,250
 *+UGS 144A 10.00% 6/1/12                           USD             30,000               31,650
  ^Zurich Finance 5.75% 10/2/23                     EUR             50,000               62,941
                                                                                     ----------
                                                                                      1,973,242
                                                                                     ----------
Buildings & Materials - 0.43%
  +Aearo 144A 8.25% 4/15/12                         USD             40,000               40,600
   Interface 10.375% 2/1/10                         USD             75,000               83,625
  *Interline Brands 11.50% 5/15/11                  USD             75,000               80,250
  +Lone Star Industries 144A
         8.85% 6/15/05                              USD             60,000               62,706
   Standard Pacific 7.75% 3/15/13                   USD             50,000               50,000
                                                                                     ----------
                                                                                        317,181
                                                                                     ----------
Business Services - 0.08%
   Brickman Group 11.75% 12/15/09                   USD             50,000               57,250
                                                                                     ----------
                                                                                         57,250
                                                                                     ----------
Cable, Media & Publishing - 1.75%
  +Atlantic Broadband Finance 144A
      9.375% 1/15/14                                USD            125,000              117,500
  *Charter Communications
      10.75% 10/1/09                                USD            250,000              218,749
   CSC Holdings 10.50% 5/15/16                      USD            135,000              152,888
   Dex Media East 12.125% 11/15/12                  USD             45,000               52,425
  +Echostar DBS 144A 5.75% 10/1/08                  USD            115,000              112,988
  +Hollinger 144A 11.875% 3/1/11                    USD             40,000               45,650
  *Lodgenet Entertainment
         9.50% 6/15/13                              USD             90,000               98,550
   PanAmSat 8.50% 2/1/12                            USD             75,000               84,375
   PEI Holdings 11.00% 3/15/10                      USD             85,000               98,175
   Rogers Cablesystems 10.00% 3/15/05               USD            100,000              105,500
  +Sheridan Acquisition 144A
         10.25% 8/15/11                             USD             65,000               68,575
   XM Satellite Radio 12.00% 6/15/10                USD            115,000              129,375
                                                                                     ----------
                                                                                      1,284,750
                                                                                     ----------


                                                                Principal             Market
                                                                Amount***         Value (U.S.$)

BONDS (continued)
Chemicals - 0.60%
   Huntsman International
      9.875% 3/1/09                                 USD             50,000             $ 54,250
      10.125% 7/1/09                                USD             90,000               92,700
 *+Nalco 144A 8.875% 11/15/13                       USD             55,000               57,750
  *Resolution Performance Products
      8.00% 12/15/09                                USD             50,000               51,625
 *+Rhodia 144A 8.875% 6/1/11                        USD            125,000               96,250
 *[check mark]Solutia 6.72% 10/15/37                USD            175,000               84,875
                                                                                       --------
                                                                                        437,450
                                                                                       --------
Computers & Technology - 0.45%
   Activant Solutions 10.50% 6/15/11                USD             45,000               47,475
  *Amkor Technology 9.25% 2/15/08                   USD             85,000               89,888
   ChipPac International
         12.75% 8/1/09                              USD             55,000               60,225
   Northern Telecom Capital
         7.875% 6/15/26                             USD             85,000               73,950
  +Stratus Technologies 144A
         10.375% 12/1/08                            USD             60,000               59,100
                                                                                       --------
                                                                                        330,638
                                                                                       --------
Consumer Products - 0.34%
   Hines Nurseries 10.25% 10/1/11                   USD             40,000               42,800
   Remington Arms 10.50% 2/1/11                     USD             75,000               72,750
  +Samsonite 144A 8.875% 6/1/11                     USD             60,000               60,900
 #+Town Sports International 144A
      11.00% 2/1/14                                 USD            150,000               74,250
                                                                                       --------
                                                                                        250,700
                                                                                       --------
Consumer Services - 0.17%
   Alderwoods Group 12.25% 1/2/09                   USD            100,000              111,000
   Corrections Corporation of America
         9.875% 5/1/09                              USD             15,000               16,650
                                                                                       --------
                                                                                        127,650
                                                                                       --------
Energy - 0.48%
   El Paso Production Holding
         7.75% 6/1/13                               USD            115,000              109,250
  +Hilcorp Energy/Finance 144A
         10.50% 9/1/10                              USD             85,000               93,288
   Petroleum Geo-Services
         8.00% 11/5/06                              USD             40,031               40,832
         10.00% 11/5/10                             USD            104,981              108,130
                                                                                       --------
                                                                                        351,500
                                                                                       --------
Environmental Services - 0.28%
  +Geo 144A 11.00% 5/15/12                          USD             80,000               81,400
   IESI 10.25% 6/15/12                              USD            115,000              124,775
                                                                                       --------
                                                                                        206,175
                                                                                       --------
Food, Beverage & Tobacco - 0.96%
   B&G Foods 9.625% 8/1/07                          USD            195,000              199,387
   Chiquita Brands International
         10.56% 3/15/09                             USD            100,000              109,125
  +Commonwealth Brands 144A
         10.625% 9/1/08                             USD             90,000               93,150
  +Gold Kist 144A 10.25% 3/15/14                    USD             35,000               36,750
  +Le-Natures 144A 9.50% 6/15/13                    USD             85,000               87,125
   National Beef Packing
         10.50% 8/1/11                              USD             35,000               37,625
  PPC Escrow 9.25% 11/15/13                         USD             60,000               62,700
 *+Standard Commercial 144A
         8.00% 4/15/12                              USD             75,000               76,875



STATEMENT             DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)

                                                                Principal             Market
                                                                Amount***         Value (U.S.$)
BONDS (continued)
Food, Beverage & Tobacco (continued)
    [check mark]Venture Holdings Trust
         12.00% 6/1/09                              USD             95,000           $      594
                                                                                     ----------
                                                                                        703,331
                                                                                     ----------
Foreign Government - 23.24%
   Belgium Government 5.75% 9/28/10                 EUR          1,100,000            1,482,444
   Canadian Government 0.70% 3/20/06                JPY        150,000,000            1,369,606
   Deutschland Republic
         5.00% 7/4/11                               EUR            890,000            1,154,053
         6.25% 1/4/24                               EUR            350,000              501,532
   France Government Bond O.A.T.
         4.00% 10/25/09                             EUR            210,000              260,658
         4.00% 4/25/13                              EUR          1,200,000            1,440,178
         5.50% 4/25/10                              EUR          1,000,000            1,331,900
   Hellenic Republic 8.60% 3/26/08                  EUR            200,000              289,767
   Kingdom of Spain 3.10% 9/20/06                   JPY         45,000,000              433,024
   Poland Government
         5.00% 10/24/13                             PLZ          6,000,000            1,336,671
         6.00% 5/24/09                              PLZ            500,000              123,666
         8.50% 2/12/05                              PLZ          1,200,000              319,537
   Queensland Treasury
         6.00% 7/14/09                              AUD          1,300,000              935,096
          6.00% 8/14/13                             AUD          1,500,000            1,064,855
   Republic of Austria 4.00% 7/15/09                EUR            450,000              559,429
   Republic of Italy
         0.375% 10/10/06                            JPY         70,000,000              634,252
         3.75% 6/8/05                               JPY         41,000,000              384,572
   Swedish Government
         5.00% 1/28/09                              SEK          6,700,000              939,434
         5.50% 10/8/12                              SEK          5,000,000              715,812
         6.75% 5/5/14                               SEK          4,750,000              741,791
   U.K. Treasury 5.75% 12/7/09                      GBP            350,000              660,076
         8.00% 12/7/15                              GBP            150,000              343,557
                                                                                     ----------
                                                                                     17,021,910
                                                                                     ----------
Healthcare & Pharmaceuticals - 0.23%
  +Ameripath 144A 10.50% 4/1/13                     USD             90,000               90,900
  +Curative Health Services 144A
         10.75% 5/1/11                              USD             55,000               53,900
  +VWR International 144A  8.00% 4/15/14            USD             25,000               25,188
                                                                                     ----------
                                                                                        169,988
                                                                                     ----------
Industrial Machinery - 0.16%
  *Foster Wheeler 6.75% 11/15/05                    USD             60,000               54,600
  +MAAX 144A 9.75% 6/15/12                          USD             60,000               61,800
                                                                                     ----------
                                                                                        116,400
                                                                                     ----------
Leisure, Lodging & Entertainment - 1.41%
   Ameristar Casinos 10.75% 2/15/09                 USD             80,000               91,600
  +Aztar 144A 7.875% 6/15/14                        USD            145,000              146,087
   Felcor Lodging 10.00% 9/15/08                    USD             60,000               64,350
   Hard Rock Hotel 8.875% 6/1/13                    USD             60,000               60,900
   Herbst Gaming
         10.75% 9/1/08                              USD             65,000               75,075
        +144A 8.125% 6/1/12                         USD            130,000              130,975
   Mandalay Resort Group
         10.25% 8/1/07                              USD             15,000               16,875
   Penn National Gaming
         8.875% 3/15/10                             USD             85,000               91,375
   Royal Caribbean Cruises
         7.25% 3/15/18                              USD             95,000               91,200


                                                                Principal             Market
                                                                Amount***         Value (U.S.$)

BONDS (continued)
Leisure, Lodging & Entertainment (continued)
   Station Casinos 6.50% 2/1/14                     USD             40,000           $   37,500
  +Warner Music Group 144A  7.375% 4/15/14          USD            140,000              137,200
   Wheeling Island Gaming  10.125% 12/15/09         USD             85,000               89,888
                                                                                  -------------
                                                                                      1,033,025
                                                                                  -------------
Metals & Mining - 0.47%
   AK Steel 7.75% 6/15/12                           USD             70,000               61,600
  +Autocam 144A 10.875% 6/15/14                     USD             85,000               83,938
  +Ispat Inland 144A 9.75% 4/1/14                   USD            100,000              102,750
 *[check mark]#Weirton Steel 0.50% 4/1/08           USD            522,500               99,275
                                                                                  -------------
                                                                                        347,563
                                                                                  -------------
Packaging & Containers - 0.57%
   AEP Industries 9.875% 11/15/07                   USD             50,000               51,250
   Consolidated Container
         10.125% 7/15/09                            USD             80,000               70,800
 #+144A 10.75% 6/15/09                              USD             80,000               60,000
   Pliant 11.125% 9/1/09                            USD             55,000               58,575
 *+Portola Packaging 144A 8.25% 2/1/12              USD             80,000               67,200
   Radnor Holdings
        *11.00% 3/15/10                             USD             60,000               51,900
       ^+144A 7.92% 4/15/09                         USD             60,000               60,300
                                                                                  -------------
                                                                                        420,025
                                                                                  -------------
Paper & Forest Products - 1.15%
   Abitibi-Consolidated 6.95% 12/15/06              USD             55,000               56,592
   +Ainsworth Lumber 144A
         6.75% 3/15/14                              USD             65,000               60,288
   Bowater 9.00% 8/1/09                             USD            100,000              108,794
  *Buckeye Technologies
         8.00% 10/15/10                             USD             95,000               88,825
   Fort James 7.75% 11/15/23                        USD            235,000              242,050
 *+Newark Group 144A 9.75% 3/15/14                  USD             95,000               90,250
  +Port Townsend Paper 144A
         11.00% 4/15/11                             USD             85,000               84,150
   Potlatch 12.50% 12/1/09                          USD             95,000              114,207
                                                                                  -------------
                                                                                        845,156
                                                                                  -------------
Real Estate - 0.19%
   Tanger Properties
         7.875% 10/24/04                            USD             60,000               60,900
         9.125% 2/15/08                             USD             70,000               77,175
                                                                                  -------------
                                                                                        138,075
                                                                                  -------------
Restaurants - 0.31%
  [check mark]Avado Brands 9.75% 6/1/06             USD             45,000               18,000
   Denny's 12.75% 9/30/07                           USD             65,000               68,575
  +O'Charleys 144A 9.00% 11/1/13                    USD             80,000               82,400
  +VICORP Restaurants 144A
         10.50% 4/15/11                             USD             60,000               59,700
                                                                                  -------------
                                                                                        228,675
                                                                                  -------------
Retail - 0.37%
  *J Crew Operating 10.375% 10/15/07                USD            100,000              100,500
  *Office Depot 10.00% 7/15/08                      USD            100,000              116,000
   Petco Animal Supplies 10.75% 11/1/11             USD             45,000               51,075
                                                                                  -------------
                                                                                        267,575
                                                                                  -------------
Telecommunications - 0.71%
   Alaska Communications Systems
         9.875% 8/15/11                             USD             75,000               76,875


STATEMENT             DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)

                                                                Principal             Market
                                                                Amount***         Value (U.S.$)
BONDS (continued)
Telecommunications (continued)
   Centennial Cellular Operating
         10.125% 6/15/13                            USD             95,000          $    97,375
   Cincinnati Bell 8.375% 1/15/14                   USD             55,000               49,500
   Citizens Communications
         8.50% 5/15/06                              USD             20,000               21,359
  +Inmarsat Finance 144A
         7.625% 6/30/12                             USD             30,000               29,775
  +iPCS Escrow 144A 11.50% 5/1/12                   USD             40,000               40,600
  *MetroPCS 10.75% 10/1/11                          USD             80,000               85,600
  *+Qwest Services 144A
         13.50% 12/15/10                            USD            105,000              121,538
                                                                                    -----------
                                                                                        522,622
                                                                                    -----------
Textiles, Apparel & Furniture - 0.15%
   Warnaco 8.875% 6/15/13                           USD            100,000              106,250
                                                                                    -----------
                                                                                        106,250
                                                                                    -----------
Transportation & Shipping - 0.69%
   Hornbeck Offshore Services
         10.625% 8/1/08                             USD             50,000               54,750
  *Kansas City Southern Railway
         9.50% 10/1/08                              USD            150,000              164,250
   Ocean Rig Norway 10.25% 6/1/08                   USD             65,000               64,675
   OMI 7.625% 12/1/13                               USD             80,000               78,000
   Overseas Shipholding Group
         8.25% 3/15/13                              USD             35,000               37,669
   Seabulk International 9.50% 8/15/13              USD            100,000              103,125
                                                                                     ----------
                                                                                        502,469
                                                                                     ----------
Utilities - 1.75%
   Avista 9.75% 6/1/08                              USD            100,000              119,059
   Calpine
        *8.25% 8/15/05                              USD             25,000               21,750
         10.50% 5/15/06                             USD            110,000               85,250
       *+144A 8.75% 7/15/13                         USD            120,000              100,500
   Cogentrix Energy 8.75% 10/15/08                  USD             85,000               88,613
 *+Dynegy Holdings 144A
         10.125% 7/15/13                            USD            150,000              159,749
   Edison Mission 9.875% 4/15/11                    USD             45,000               45,450
   El Paso Natural Gas 7.625% 8/1/10                USD             45,000               45,675
   Elwood Energy 8.159% 7/5/26                      USD             32,040               32,361
   Midland Funding II 11.75% 7/23/05                USD             27,493               28,456
   Midwest Generation
         8.30% 7/2/09                               USD            100,000              100,000
        +144A 8.75% 5/1/34                          USD             90,000               89,100
  [chechmark]Mirant Americas Generation
         7.625% 5/1/06                              USD             80,000               57,200
  +NRG Energy 144A 8.00% 12/15/13                   USD             15,000               15,038
   Orion Power Holdings 12.00% 5/1/10               USD             50,000               61,750
   PSEG Energy Holdings 7.75% 4/16/07               USD             50,000               52,250
   Reliant Energy 9.50% 7/15/13                     USD             50,000               53,250
   Sonat 6.875% 6/1/05                              USD             40,000               40,000
   Tennessee Gas Pipeline
         8.375% 6/15/32                             USD             70,000               67,900
  [chechmark]+USGen New England 144A
         7.459% 1/2/15                              USD             50,000               21,250
                                                                                     ----------
                                                                                      1,284,601
                                                                                     ----------
TOTAL BONDS (cost $29,158,166)                                                       30,425,578
                                                                                     ----------

                                                                Principal             Market
                                                                Amount***         Value (U.S.$)
MUNICIPAL BONDS - 0.06%
   New Jersey Economic Development
      Authority Special Facility Revenue
      Continental Airlines Project
      6.25% 9/15/29                                 USD             60,000           $   44,005
                                                                                     ----------
TOTAL MUNICIPAL BONDS (cost $50,900)                                                     44,005
                                                                                     ----------

                                                                 Number of
                                                                  Shares
WARRANTS - 0.01%
+++American Tower 144A                                                  35                6,125
+++Solutia 144A                                                        130                    1
                                                                                     ----------
TOTAL WARRANTS (cost $13,894)                                                             6,126
                                                                                     ----------

                                                                Principal
                                                                Amount***

U.S. TREASURY OBLIGATIONS - 10.74%
   [solid box]U.S. Treasury Bills 0.90% 7/22/04     USD          7,880,000            7,869,897
                                                                                     ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (cost $7,869,897)                                                                  7,869,897
                                                                                     ----------
TOTAL MARKET VALUE OF SECURITIES BEFORE
  SECURITIES LENDING COLLATERAL - 134.65%
  (cost $86,893,038)                                                                 98,652,048
                                                                                     ----------
SECURITIES LENDING COLLATERAL+++ - 4.98%
   Abbey National
         1.10% 6/07/04                              USD             67,458               67,457
         1.190% 10/15/04                            USD             62,364               63,936
   ABN AMRO Bank Chicago
         1.07% 6/07/04                              USD             94,291               94,291
   ABN AMRO Bank Tokyo 1.10% 7/20/04                USD             67,353               67,352
   Barclays 1.10% 8/19/04                           USD            102,394              102,381
   Bayerische Landesbank
         1.154% 8/30/04                             USD             53,870               53,873
   CDC IXIS 1.485% 11/12/04                         USD            107,750              107,764
   Citibank 1.06% 7/06/04                           USD            107,764              107,764
   Citigroup Global Markets
         1.04% 6/01/04                              USD          1,104,504            1,104,504
   Credit Suisse First Boston
         1.60% 12/13/04                             USD            107,736              107,764
   Deutsche Bank Financial
         1.33% 2/22/05                              USD             26,936               26,961
   Fortis Bank 1.10% 7/26/04                        USD            135,628              135,662
   General Electric Capital
         1.103% 10/25/04                            USD             45,819               45,871
         1.118% 2/3/05                              USD             40,412               40,468
         1.132% 10/04/04                            USD             40,417               40,450
   Goldman Sachs Group
         1.14% 7/20/04                              USD            107,759              107,764
         1.245% 12/08/04                            USD             63,311               63,311
   ING Bank Geneva 1.10% 9/30/04                    USD            107,837              107,764
   ING Bank Singapore 1.06% 6/03/04                 USD             53,882               53,882
   Marsh & McLennan 1.291% 6/15/04                  USD             68,988               69,133
   Merrill Lynch Mortgage Capital
         1.163% 7/12/04                             USD            107,764              107,764
   Morgan Stanley Dean Witter
         1.22% 6/28/05                              USD             26,941               26,941
   Rabobank 1.065% 3/02/05                          USD            134,703              134,671
   Royal Bank of Scotland
         1.06% 7/02/04                              USD            134,748              134,747


STATEMENT             DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)

                                                                Principal             Market
                                                                Amount***         Value (U.S.$)
SECURITIES LENDING COLLATERAL (continued)
   Societe Generale New York
         1.148% 12/08/04                            USD            107,743         $    107,743
Societe Generale Singapore
         1.06% 6/03/04                              USD             53,882               53,882
Svenska Stockholm 1.10% 8/09/04                     USD            134,719              134,705
Union Bank of Switzerland
         1.13% 12/20/04                             USD            135,016              134,705
Wachovia Bank NA 1.127% 11/15/04                    USD            107,766              107,810
Wells Fargo Bank 1.04% 6/30/04                      USD            134,705              134,705
                                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
      (cost $3,646,025)                                                               3,646,025
                                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 139.63%
   (cost $90,539,063)                                                               102,298,073**
OBLIGATION TO RETURN SECURITIES
   LENDING COLLATERAL - (4.98%)+++                                                   (3,646,025)
BORROWING UNDER LINE OF CREDIT - (34.12%)                                           (25,000,000)
LIABILITIES NET OF RECEIVABLES
   AND OTHER ASSETS - (0.53%)                                                          (385,029)
                                                                                   ------------
NET ASSETS APPLICABLE TO 5,985,582
   SHARES OUTSTANDING; EQUIVALENT
   TO $12.24 PER SHARE - 100.00%                                                   $ 73,267,019
                                                                                   ------------

COMPONENTS OF NET ASSETS AT MAY 31, 2004(A):
Common stock, $0.01 par value,
   500,000,000 shares authorized to the Fund                   $74,022,219
Treasury stock, 665,065 shares at cost                          (8,599,291)
Accumulated net realized loss on investments                    (3,919,665)
Net unrealized appreciation of investments                      11,763,756
                                                               -----------
Total net assets                                               $73,267,019
                                                               -----------

  *Fully or partially on loan.
 **Includes $3,607,479 of securities loaned.
***Principal amount is stated in the currency in which each bond is denominated.

AUD - Australian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

  + Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 10 in "Notes to Financial Statements."
 ++   Non-income producing security for the period ended May 31, 2004.
+++   See Note 8 in "Notes to Financial Statements."
[check mark] Non-income producing security. Security is currently in default.
  #   Step coupon bond.
[Solid Box] U.S. Treasury bills are traded on a discount basis; the interest rate shown is the effective yield at the time of purchase by the Fund.
  ^ Variable Rate Notes - the interest rate shown is the rate as of May 31, 2004.
  (a) See Note 4 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipt
PIK - Pay-in-kind

See accompanying notes

STATEMENT            DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  OF OPERATIONS      Six Months Ended May 31, 2004 (Unaudited)





INVESTMENT INCOME:
   Dividends                                                                                      $ 1,030,271
   Interest                                                                                           986,461
   Securities lending income                                                                            6,715
   Foreign tax withheld                                                                               (52,021)   $ 1,971,426
                                                                                                  -----------    -----------

EXPENSES:
   Management fees                                                                                    347,994
   Accounting and administration expenses                                                              50,000
   Legal and professional fees                                                                         31,820
   Reports to shareholders                                                                             23,468
   NYSE fees                                                                                           13,240
   Custodian fees                                                                                      12,183
   Transfer agent fees                                                                                 11,274
   Taxes (other than taxes on income)                                                                   7,200
   Directors' fees                                                                                      4,193
   Other                                                                                                4,308
                                                                                                  -----------
   Total operating expenses (before interest expense)                                                                505,680
   Interest expense                                                                                                  190,873
                                                                                                                 -----------
   Total operating expenses (after interest expense)                                                                 696,553
   Less expenses paid indirectly                                                                                        (603)
                                                                                                                 -----------
   Total expenses                                                                                                    695,950
                                                                                                                 -----------
NET INVESTMENT INCOME                                                                                              1,275,476
                                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain on:
   Investments                                                                                                     1,927,831
   Foreign currencies                                                                                                453,809
                                                                                                                 -----------
   Net realized gain                                                                                               2,381,640
   Net change in unrealized appreciation/depreciation of investments and foreign currencies                          791,093
                                                                                                                 -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES                                             3,172,733
                                                                                                                 -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                             $ 4,448,209
                                                                                                                 ===========

See accompanying notes

STATEMENTS            DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  OF CHANGES IN NET ASSETS

                                                                                                  Six Months         Year
                                                                                                     Ended           Ended
                                                                                                   5/31/04          11/30/03
                                                                                                  (Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                                          $ 1,275,476      $ 3,318,501
   Net realized gain on investments and foreign currencies                                          2,381,640        1,457,350
   Net change in unrealized appreciation/depreciation of investments and foreign currencies           791,093       13,881,480
                                                                                                  -----------      -----------
   Net increase in net assets resulting from operations                                             4,448,209       18,657,331
                                                                                                  -----------      -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM(1):
   Net investment income                                                                           (1,717,448)      (5,492,967)
   Return of capital                                                                               (1,156,651)        (994,113)
                                                                                                  -----------      -----------
                                                                                                   (2,874,099)      (6,487,080)
                                                                                                  -----------      -----------
NET INCREASE IN NET ASSETS                                                                          1,574,110       12,170,251

NET ASSETS:
   Beginning of period                                                                             71,692,909       59,522,658
                                                                                                  -----------      -----------
   End of period (including undistributed net investment income
     for financial reporting purposes of $--and $31,885, respectively)                            $73,267,019      $71,692,909
                                                                                                  ===========      ===========

(1) See Note 4 in "Notes to Financial Statements."


See accompanying notes

STATEMENT            DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  OF CASH FLOWS      Six Months Ended May 31, 2004 (Unaudited)

NET CASH (INCLUDING FOREIGN CURRENCY) PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                                               $4,448,209
                                                                                                  -----------
Adjustments to reconcile net increase in net assets from operations to cash provided by operating activities:
   Amortization of premium and discount on investments                                                (28,612)
   Net proceeds from investment transactions                                                       (2,419,072)
   Net realized gain on investment transactions                                                    (1,927,831)
   Net realized gain on foreign currencies                                                           (453,809)
   Net change in unrealized appreciation/depreciation of investments and foreign currencies          (791,093)
   Increase in receivable for investments sold                                                       (188,839)
   Decrease in interest and dividends receivable                                                       51,666
   Increase in payable for investments purchased                                                      353,966
   Decrease in interest payable                                                                        (5,744)
   Decrease in distribution payable                                                                  (478,282)
   Decrease in accrued expenses and other liabilities                                                  (6,300)
                                                                                                  -----------
   Total adjustments                                                                               (5,893,950)
                                                                                                  -----------
Net cash provided by operating activities                                                          (1,445,741)
                                                                                                  -----------

CASH FLOWS USED FOR FINANCING ACTIVITIES:
   Increase in principal on line of credit                                                          4,000,000
   Cash dividends and distributions paid                                                           (2,874,099)
                                                                                                  -----------
Net cash used for financing activities                                                              1,125,901
                                                                                                  -----------
Effect of exchange rates on cash                                                                     (142,781)
                                                                                                  -----------
Net decrease in cash                                                                                 (462,621)
Cash (overdraft) at beginning of period                                                               (25,250)
                                                                                                  -----------
Cash (overdraft) at end of period                                                                 $  (487,871)
                                                                                                  ===========

Cash paid for interest                                                                            $   196,812
                                                                                                  ===========


See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                        Delaware Investments Global Dividend and Income Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                           Year Ended
                                                 5/31/04(1)    11/30/03   11/30/02(4)   11/30/01    11/30/00     11/30/99
                                                (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD              $ 11.980     $  9.940     $ 11.170    $ 11.770     $ 13.920     $ 15.700

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(5)                             0.213        0.554        0.499       0.620        0.700        0.930
Net realized and unrealized gain (loss) on
  investments and foreign currencies                 0.527        2.570       (0.260)      0.280       (1.350)      (1.070)
                                                  --------     --------     --------    --------       ------     --------
Total from investment operations                     0.740        3.124        0.239       0.900       (0.650)      (0.140)
                                                  --------     --------     --------    --------       ------     --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM(6):
Net investment income                               (0.287)      (0.918)      (0.365)     (0.195)      (0.530)      (0.860)
Net realized gain on investments                        --           --           --      (0.084)      (0.470)      (0.780)
Return of capital                                   (0.193)      (0.166)      (1.104)     (1.221)      (0.500)         --
                                                  --------     --------     --------    --------     --------     --------
Total dividends and distributions                   (0.480)      (1.084)      (1.469)     (1.500)      (1.500)      (1.640)
                                                  --------     --------     --------    --------     --------     --------

NET ASSET VALUE, END OF PERIOD                      12.240     $ 11.980     $4 9.940    $ 11.170     $ 11.770     $ 13.920
                                                  ========     ========     ========    ========     ========     ========
MARKET VALUE, END OF PERIOD                       $ 11.240     $ 11.900     $ 10.400    $ 12.400     $ 10.380     $ 11.750
                                                  ========     ========     ========    ========     ========     ========
TOTAL RETURN BASED ON:(2)
Market value                                        (1.72%)      25.92%       (5.49%)     34.52%        0.29%      (17.00%)
Net asset value                                      6.31%       32.63%        0.28%       6.91%       (4.04%)      (0.57%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)           $ 73,267     $ 71,693     $ 59,523    $ 66,870     $ 70,420     $ 92,601
Ratio of expenses to average net assets              1.85%        2.04%        2.26%       3.31%        3.45%        2.69%
Ratio of expenses to adjusted
   average net assets (before interest expense)(3)   1.02%        1.08%        1.06%       1.10%        1.04%        1.00%
Ratio of interest expense to
   adjusted average net assets(3)                    0.39%        0.46%        0.64%       1.35%        1.62%        1.15%
Ratio of net investment income to
   average net assets                                3.39%        5.14%        4.69%       5.18%        5.34%        6.14%
Ratio of net investment income to
   adjusted average net assets(3)                    2.58%        3.88%        3.53%       3.84%        4.11%        4.92%
Portfolio turnover                                     71%          99%          69%         47%          43%          58%

LEVERAGE ANALYSIS:
Debt outstanding at end of
   period (000 omitted)                           $ 25,000     $ 21,000     $ 21,000    $ 25,000     $ 25,000     $ 25,000
Average daily balance of debt
   outstanding (000 omitted)                      $ 23,842     $ 21,000     $ 21,603    $ 25,000     $ 25,000     $ 25,000
Average daily balance of shares
   outstanding (000 omitted)                         5,986        5,986        5,986       5,986        6,389        6,651
Average debt per share                            $   3.98     $   3.51     $   3.61    $   4.18     $   3.91     $   3.76
Asset coverage per $1,000 of debt
   outstanding at end of period                     $3,931     $  4,414     $  3,834    $  3,675     $  3,817     $  4,704

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3) Adjusted average net assets excludes debt outstanding.

(4) As required, effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities. The effect of this change for the year ended November 30, 2002 was a decrease in net investment income per share of $0.024, an increase in net realized and unrealized gain (loss) per share of $0.024, a decrease in the ratio of net investment income to average net assets of 0.23%, and a decrease in the ratio of net investment income to adjusted net assets of 0.17%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in accounting.

(5) The average shares outstanding method has been applied for per share information.

(6) See Note 4 in "Notes to Financial Statements."

See accompanying notes

                      DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC. May 31, 2004 (Unaudited)

NOTES
  TO FINANCIAL STATEMENTS

Delaware Investments Global Dividend and Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's shares trade on the New York Stock Exchange under the symbol DGF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. If on a particular day a security does not trade, then the mean between the bid and the asked prices will normally be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Distributions - The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains and if necessary, a return of capital. The current annualized rate is $0.96 per share. The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.

Through March 31, 2004, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $603 for the six months ended May 31, 2004. The expense paid under the above arrangement is included in "other" on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.70% which is calculated daily based on the adjusted average weekly net assets. Adjusted average weekly net assets does not include the line of credit liability.

DMC has entered into a sub-advisory agreement with Delaware International Advisers Ltd. (DIAL), an affiliate of DMC, related to the foreign securities portion of the Fund. For the services provided, DMC pays DIAL a monthly fee which is equal to 40% of the of the fee paid to DMC under the terms of the investment management agreement. The Fund does not pay any fees directly to DIAL.

DIAL is being acquired by a venture comprised of certain members of DIAL's management and a private equity firm, Hellman & Friedman, LLC. This transaction is expected to close late in the third quarter or early in the fourth quarter of this year (the "Closing"). Under applicable law, DIAL's Sub-Advisory Agreement for the Fund will automatically terminate as of the Closing. DMC has informed the Board of Directors of the Fund that it will not seek to continue the Sub-Advisory Agreement with DIAL after the Closing and if deemed appropriate, may terminate the Sub-Advisory Agreement prior to the Closing. The Board was informed that upon termination of the Sub-Advisory Agreement, DMC would assume responsibility for the day-to-day management of the assets formerly managed by DIAL.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC and DIAL, to provide accounting and administration services. The Fund pays DSC a monthly fee computed at the annual rate of 0.05% of the Fund's adjusted average weekly net assets, subject to an annual minimum of $100,000.

NOTES                 DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  TO FINANCIAL STATEMENTS (CONTINUED)


2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
At May 31, 2004, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                       $56,198

  Accounting and administration fees
    and other expenses payable to DSC                             37,339

  Other expense payable to DMC and affiliates*                     2,903

*DMC, as part of its administration services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and directors fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including in house legal services provided to the Fund by DMC employees. For the six months ended May 31, 2004, the Fund had costs of $2,327.

Certain officers of DMC, DIAL and DSC are officers and/or directors the Fund. These officers and directors are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended May 31, 2004, the Fund made purchases of $33,976,417 and sales of $31,963,696 of investment securities other than U.S. government securities and short-term investments.

At May 31, 2004, the cost of investments for federal income taxes purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2004, the cost of investments was $86,869,734. At May 31, 2004, the net unrealized appreciation was $11,782,314 of which $14,180,405 related to unrealized appreciation of investments and $2,398,091 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended May 31, 2004 and the year ended November 30, 2003, was as follows:

                                                       Six Months      Year
                                                         Ended         Ended
                                                        5/31/04*      11/30/03
                                                       ----------     --------
Ordinary income                                        $1,717,448    $5,492,967
Return of capital                                       1,156,651       994,113
                                                       ----------    ----------
Total                                                  $2,874,099    $6,487,080
                                                       ==========    ==========

*Tax information for the six months ended May 31, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets for federal income tax purposes are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2004, the estimated components of net assets on a tax basis were as follows:

  Shares of beneficial interest                               $65,422,928

  Capital loss carryforwards                                   (3,942,969)

  Unrealized appreciation of investments
    and foreign currencies                                     11,787,060
                                                              -----------
  Net assets                                                  $73,267,019
                                                              ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended May 31, 2004, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of gain
(loss) or foreign currency transactions and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

  Undistributed net investment income                       $ 1,232,775

  Accumulated realized gain (loss)                              (76,124)
                                                            -----------
  Paid in capital                                           $ 1,156,651
                                                            ===========

At November 30, 2003, for federal income tax purposes, the Fund had capital loss carryforwards of $5,802,012 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$1,093,240 expires in 2009, $3,986,959 expires in 2010 and $721,813 expires in
2011.

For the six months ended May 31, 2004, the Fund had capital gains of $1,859,043, which may be offset by the capital loss carryforwards.

5. CAPITAL STOCK
The Fund did not have any transactions in common shares during the six months ended May 31, 2004.

Shares issuable under the Fund's dividend reinvestment plan are purchased by the Fund's transfer agent, Mellon Investor Services, LLC, in the open market.

6. LINE OF CREDIT
The Fund has entered into a Line of Credit Agreement with J.P. Morgan Chase for $25,000,000 that expires on January 20, 2005. At May 31, 2004, the par value of loans outstanding was $25,000,000 at a variable interest rate of 1.65%. During the six months ended May 31, 2004, the average daily balance of loans outstanding was $23,841,530 at a weighted average interest rate of approximately 1.64%. The maximum amount of loans outstanding at any time during the six months ended May 31, 2004 was $25,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at a rate of 0.15% per annum on the unused balance. For the six months ended May 31, 2004, the Fund was charged a commitment fee of $1,533 which is included in "custodian fees" on the Statement of Operations. The loan is collateralized by the Fund's portfolio.

7. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

NOTES                DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  TO FINANCIAL STATEMENTS (CONTINUED)



7. FOREIGN EXCHANGE CONTRACTS (CONTINUED)
The following foreign currency exchange contracts were outstanding at May 31, 2004:

                                                    Settlement         Unrealized
Contracts to Deliver        In Exchange for         Date               Depreciation
--------------------        ---------------         --------------     ------------
555,000                     $987,345                7/30/04              ($24,331)
British Pounds

1,520,000                   $2,675,200              7/30/04              ($95,515)
British Pounds
                                                                        ---------
                                                                        ($119,846)
                                                                        =========

8. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Fund records security lending income net of such allocation.

At May 31, 2004, the market value of securities on loan was $3,607,479, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

9. GEOGRAPHIC DISCLOSURE
As of May 31, 2004, the Fund's geographic diversification (based on the issuer of each security's domicile) of its investments portfolio before security lending collateral was as follows:

COUNTRY                         MARKET VALUE
--------------------------------------------------------------
United States                   $58,968,581            59.77%
--------------------------------------------------------------
Britain                           7,633,505             7.74%
--------------------------------------------------------------
Japan                             6,287,197             6.37%
--------------------------------------------------------------
Australia                         4,908,070             4.98%
--------------------------------------------------------------
France                            4,822,070             4.89%
--------------------------------------------------------------
Germany                           3,145,223             3.19%
--------------------------------------------------------------
Sweden                            2,397,038             2.43%
--------------------------------------------------------------
Belgium                           1,930,917             1.96%
--------------------------------------------------------------
Poland                            1,779,873             1.80%
--------------------------------------------------------------
Spain                             1,677,179             1.70%
--------------------------------------------------------------

COUNTRY                         MARKET VALUE
--------------------------------------------------------------
Netherlands                     $ 1,306,824             1.32%
--------------------------------------------------------------
Hong Kong                           894,161             0.91%
--------------------------------------------------------------
New Zealand                         660,295             0.67%
--------------------------------------------------------------
Austria                             559,429             0.57%
--------------------------------------------------------------
Italy                               440,511             0.45%
--------------------------------------------------------------
South Africa                        412,606             0.42%
--------------------------------------------------------------
Greece                              289,767             0.29%
--------------------------------------------------------------
Singapore                           289,284             0.29%
--------------------------------------------------------------
Finland                             249,518             0.25%
--------------------------------------------------------------
TOTAL                           $98,652,048           100.00%

Like any investment in securities, the value of the Fund may be subject to risk or loss from market, currency, economic and political factors, which occur in the countries where the Fund is invested.

10. CREDIT AND MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high-yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

The Fund invests in real estate investment trusts (REITs) and is subject to some the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the six months ended May 31, 2004. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

11. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)                                  [Graphic Omitted]
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Investments Global Dividend and Income Fund, Inc. shareholders. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its Common Stock on the open market at market prices.

BOARD OF DIRECTORS                                AFFILIATED OFFICERS                         CONTACT INFORMATION

JUDE T. DRISCOLL                                  JOSEPH H. HASTINGS                          INVESTMENT MANAGER
Chairman                                          Executive Vice President and                Delaware Management Company
Delaware Investments Family of Funds              Chief Financial Officer                     Philadelphia, PA
Philadelphia, PA                                  Delaware Investments Family of Funds
                                                  Philadelphia, PA                            INVESTMENT SUB-ADVISER
WALTER P. BABICH                                                                              Delaware International Advisers Ltd.
Board Chairman                                    RICHELLE S. MAESTRO                         London, England
Citadel Construction Corporation                  Executive Vice President,
King of Prussia, PA                               Chief Legal Officer and Secretary           PRINCIPAL OFFICE OF THE FUND
                                                  Delaware Investments Family of Funds        2005 Market Street
JOHN H. DURHAM                                    Philadelphia, PA                            Philadelphia, PA 19103
Private Investor Gwynedd Valley, PA

JOHN A. FRY                                       MICHAEL P. BISHOF                           INDEPENDENT AUDITORS
President Franklin & Marshall College             Senior Vice President and Treasurer         Ernst & Young LLP
Lancaster, PA                                     Delaware Investments                        2001 Market Street
                                                  Family of Funds                             Philadelphia, PA 19103
ANTHONY D. KNERR                                  Philadelphia, PA
Managing Director                                                                             REGISTRANT AND STOCK TRANSFER AGENT
Anthony Knerr & Associates                                                                    Mellon Investor Services, LLC
New York, NY                                                                                  Overpeck Centre
                                                                                              85 Challenger Road
ANN R. LEVEN+                                                                                 Ridgefield, NJ 07660
Former Treasurer/Chief Fiscal Officer                                                         800 851-9677
National Gallery of Art
Washington, DC                                                                                FOR SECURITIES DEALERS AND FINANCIAL
                                                                                              INSTITUTIONS REPRESENTATIVES ONLY
THOMAS F. MADISON+                                                                            800 362-7500
President and Chief Executive Officer
MLM Partners, Inc.                                                                            WEB SITE
Minneapolis, MN                                                                               www.delawareinvestments.com

JANET L. YEOMANS+
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YOUR REINVESTMENT OPTIONS
Delaware Investments Global Dividend and Income Fund, Inc. offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Mellon Investor Services, LLC at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in "street" name, contact the broker/dealer holding the shares or your financial advisor.
--------------------------------------------------------------------------------


+ Audit Committee Member
(8783)                                                        Printed in the USA
SA-DGF [5/04] IVES 7/04                                                    J9724

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Required only for periods ending on or after June 15, 2004.

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:  Delaware Investments Global Dividend and Income Fund, Inc.

JUDE T. DRISCOLL
-------------------------
By:    Jude T. Driscoll
Title: Chairman
Date: 8/5/04

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
By:    Jude T. Driscoll
----------------------------
Title: Chairman
Date:  8/5/04


JOSEPH H. HASTINGS
----------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  8/5/04